Discontinued Operations Discontinued Operations Additional Information (Details)	3 Months Ended								12 Months Ended
	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and impairment costs									$ 288,000,000	$ 215,000,000	$ 165,000,000
Defined Benefit Plan, Amortization of Gains (Losses)									393,000,000	416,000,000	187,000,000
Transaction and separation costs										52,000,000
Gain on Disposition of Business									26,000,000	1,340,000,000	(111,000,000)
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount		$ 780,000,000
Deferred income taxes									(765,000,000)	242,000,000	(212,000,000)
Income from discontinued operations attributable to noncontrolling interests									84,000,000	70,000,000	90,000,000
Income (loss) from discontinued operations									1,600,000,000	(749,000,000)	(309,000,000)
Income tax provision									197,000,000	71,000,000	93,000,000
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (85,000,000)					$ (51,000,000)			(29,000,000)	(7,000,000)	(36,000,000)
Adient [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Separation costs									418,000,000
Restructuring and impairment costs									332,000,000	182,000,000	159,000,000
Defined Benefit Plan, Amortization of Gains (Losses)									110,000,000	6,000,000	50,000,000
Automotive Experience
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income taxes									24,000,000
Adient spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales									16,837,000,000	20,079,000,000	22,032,000,000
Income from discontinued operations before income taxes									525,000,000	1,220,000,000	879,000,000
Gain on Disposition of Business									0	155,000,000	86,000,000
Deferred income taxes									(476,000,000)	(50,000,000)	(90,000,000)
Provision for income taxes on discontinued operations									2,041,000,000	529,000,000	314,000,000
Income from discontinued operations attributable to noncontrolling interests									84,000,000	66,000,000	67,000,000
Income (loss) from discontinued operations									(1,600,000,000)	625,000,000	498,000,000
Headliner and Sunvisor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on divestiture							$ 95,000,000
Discontinued Operation, Tax Effect of Gain from Disposal of Discontinued Operation							38,000,000
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from Disposal of Discontinued Operation, before Income Tax											(80,000,000)
Tangible and Intangible Asset Impairment Charges											43,000,000
Transaction costs, divestiture related											27,000,000
Severance Costs											10,000,000
Global Workplace Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales										3,025,000,000	4,079,000,000
Income from discontinued operations before income taxes										(1,203,000,000)	(119,000,000)
Transaction costs, divestiture related										87,000,000
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount										680,000,000	35,000,000
Provision for income taxes on discontinued operations										1,075,000,000	75,000,000
Income from discontinued operations attributable to noncontrolling interests										4,000,000	15,000,000
Income (loss) from discontinued operations										124,000,000	29,000,000
Automotive Experience Electronics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											1,027,000,000
Income from discontinued operations before income taxes											8,000,000
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount								$ 180,000,000
Provision for income taxes on discontinued operations											202,000,000
Income from discontinued operations attributable to noncontrolling interests											8,000,000
Income (loss) from discontinued operations									0	0	(218,000,000)
Automotive Experience Interiors | Yanfeng Automotive Trim Systems [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations before income taxes			$ 145,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			38,000,000
Automotive Experience Interiors | Interiors
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount			223,000,000	$ 75,000,000
Global Workplace Solutions | Business Divestitures, 2004
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on divestiture							$ 25,000,000				$ (25,000,000)
Global Workplace Solutions | Brookfield Johnson Controls [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations before income taxes					$ 200,000,000					(200,000,000)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax					$ 127,000,000
Number of Joint Ventures Divested					2
Discontinued Operation, Tax Effect of Gain from Disposal of Discontinued Operation										73,000,000
Global Workplace Solutions | CBRE Group, Inc. [Member] [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations before income taxes			940,000,000							(940,000,000)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			$ 643,000,000
Ongoing Strategic Relationship With Buyer in Divestiture of Business					10 years
Discontinued Operation, Tax Effect of Gain from Disposal of Discontinued Operation										$ 297,000,000
Adient spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax provision									95,000,000
Substantial business reorganizations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount									$ 1,891,000,000